Segment Information - Summary of Segment Statement of Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments line items [Line Items]
Sales revenues	¥ 37,154,298	¥ 31,379,507	¥ 27,214,594
Selling, general and administrative	3,587,990	2,975,977	2,634,625
Operating income	2,725,025	2,995,697	2,197,748
Other income (loss), net	(78,109)	(72,461)	(19,257)
Income before income taxes	3,668,733	3,990,532	2,932,354
Income tax expense	1,175,765	1,115,918	649,976
Net income	2,492,967	2,874,614	2,282,378
Net income attributable to Toyota Motor Corporation	2,451,318	2,850,110	2,245,261
Net income attributable to Non-controlling interests	41,650	24,504	37,118
Net income (Consolidated) [Member]
Disclosure of operating segments line items [Line Items]
Net income	2,492,967	2,874,614	2,282,378
Net income attributable to Toyota Motor Corporation	2,451,318	2,850,110	2,245,261
Net income attributable to Non-controlling interests	41,650	24,504	37,118
Non-Financial Services Businesses [Member]
Disclosure of operating segments line items [Line Items]
Sales revenues	34,409,011	29,104,564	25,103,190
Cost of revenues	29,132,715	24,250,860	21,199,915
Selling, general and administrative	2,990,316	2,518,182	2,206,205
Operating income	2,285,980	2,335,522	1,697,070
Other income (loss), net	943,777	998,001	742,785
Income before income taxes	3,229,757	3,333,522	2,439,855
Income tax expense	1,040,864	944,594	528,413
Net income	2,188,893	2,388,928	1,911,442
Net income attributable to Toyota Motor Corporation	2,152,509	2,369,399	1,875,467
Net income attributable to Non-controlling interests	36,384	19,529	35,975
Non-Financial Services Businesses [Member] | Net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	2,188,893	2,388,928	1,911,442
Financial Services Business [Member]
Disclosure of operating segments line items [Line Items]
Sales revenues	2,809,647	2,324,026	2,162,237
Cost of revenues	1,741,117	1,178,509	1,202,277
Selling, general and administrative	631,014	488,517	464,368
Operating income	437,516	657,001	495,593
Other income (loss), net	(5,013)	16	(3,090)
Income before income taxes	432,503	657,017	492,503
Income tax expense	134,903	171,327	121,536
Net income	297,600	485,690	370,967
Net income attributable to Toyota Motor Corporation	292,334	480,716	369,824
Net income attributable to Non-controlling interests	5,266	4,974	1,143
Financial Services Business [Member] | Elimination of net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	6,475	(4)	(30)
Financial Services Business [Member] | Net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	¥ 297,600	¥ 485,690	¥ 370,967